Brandywine Blue Fund, Inc.
                        Suite C-205, Greenville Center
                         Greenville, Delaware  19807


                                November 14, 1995




   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Judiciary Plaza
   Washington, D.C.  20549
   Attention:     Mr. Frank Donaty

        Re:  Rule 24f-2 Notice for Brandywine Blue Fund, Inc.
             File Number 33-37959

   Gentlemen:

             Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the undersigned submits the following Rule 24f-2 Notice:

             (1) This Rule 24f-2 Notice is filed for the fiscal year ended September 30, 1995.

             (2)-(3) No securities of the undersigned have ever been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2.

             (4)-(5) The amount of Common Stock, $0.01 par value, sold pursuant to Rule 24f-2 during the fiscal year ended
        September 30, 1995 was $120,177,926, based on the actual aggregate sales price for such securities. The amount of Common Stock, $0.01 par value, redeemed during the fiscal year ended September 30, 1995 was $12,137,304 based on the actual redemption price for such securities.

             Pursuant to Rule 24f-2(c) a wire transfer in the amount of $21,608.12 ($108,040,622 x .0002) (the difference between the aggregate purchase price less the aggregate redemption price) has been made in payment of the filing fee to the United States Treasury Designated Lockbox Depository at Mellon Bank in Pittsburgh, Pennsylvania. Attached is the required opinion of legal counsel.

             If you have any questions, please do not hesitate to call me.

                                      Very truly yours,



                                      /s/  Lynda J. Campbell
                                      Secretary